Other Noninterest Income and Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other noninterest income:
Revenue from check and stored value cards	$ 4,250	$ 275
Net loss from trading securities portfolio	(2,773)	(646)
Change in fair value of FSC derivatives	11,427	238
Trust fees	5,050	411
Service charges on depositor accounts	11,376	724
Commission and insurance agency income	2,765	2,159	2,645
Direct bill fees and insurance service fee income	4,613	4,109	4,140
Other	7,962	1,303
Other noninterest income	44,670	8,573	6,785
Other noninterest expense:
Marketing	17,257	2,245
Data processing	17,922	4,033	434
Printing, stationery and supplies	4,583	4,033
Funding fees	4,403	735
Unreimbursed loan closing costs	30,095	5,944
Amortization of intangible assets	11,087	1,986	1,525
Acquisition costs	117	6,570	2,603
Management Fees		1,025	1,098
Accounting fees	5,455	2,269	852
Other professional services	37,806	5,004	412
Other	59,222	524	2,869
Other noninterest expense	$ 187,947	$ 34,368	$ 9,793